Income Taxes - Reconciliation Between (Provision for) Benefit from Income Taxes (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income before income taxes	€ 1,273,635	€ 1,023,477	€ 1,150,578
Income tax provision based on company's domestic rate	(318,409)	(255,869)	(287,644)
Effects of tax rates in foreign jurisdictions	(1,580)	23,459	9,786
Adjustments in respect of tax exempt income	23,899	29,430	23,532
Adjustments in respect of tax incentives	159,728	120,751	143,160
Adjustments in respect of prior years' current taxes	(6,474)	5,155	18,275
Adjustments in respect of prior years' deferred taxes	1,325	16,164
Movements in the liability for unrecognized tax benefits	(9,669)	(7,588)	95,465
Tax effects in respect of Cymer acquisition related items	77,909	67,730
Other credits and non-taxable items	(3,724)	(7,219)	(6,836)
Provision for income taxes	€ (76,995)	€ (7,987)	€ (4,262)
Income before income taxes (in percentage)	100.00%	100.00%	100.00%
Income tax (provision) benefit based on company's domestic rate (in percentage)	25.00%	25.00%	25.00%
Effects of tax rates in foreign jurisdictions (in percentage)	0.10%	(2.30%)	(0.90%)
Adjustments in respect of tax exempt income (in percentage)	(1.90%)	(2.90%)	(2.00%)
Adjustments in respect of tax incentives (in percentage)	(12.50%)	(11.70%)	(12.40%)
Adjustments in respect of prior years' current taxes (in percentage)	0.50%	(0.50%)	(1.60%)
Adjustments in respect of prior years' deferred taxes (in percentage)	(0.10%)	(1.60%)
Movements in the liability for unrecognized tax benefits (in percentage)	0.80%	0.70%	(8.30%)
Tax effects in respect of Cymer acquisition related items (in percentage)	(6.10%)	(6.60%)
Other credits and non-taxable items (in percentage)	0.30%	0.70%	0.60%
Provision for income taxes (in percentage)	6.00%	0.80%	0.40%